Note 15 - Other Long-term Liabilities - Expected Benefit Payments (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Defined Benefit Retirement Indemnity Plans, France [Member]
2018	€ 28
2019	10
2020
2021	86
2022
2023-2027	277
Defined Benefit Retirement Indemnity Plans, Japan [Member]
2018	40
2019	51
2020	6
2021	51
2022	70
2023-2027	€ 721